NON—CONTROLLING INTERESTS - SCHEDULE OF NET EARNINGS ATTRIBUTABLE TO NON-CONTROLLING PARTNERSHIP (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	$ 9,859,377	$ 4,016,672	$ 3,412,623
Latam Parque Logistico Coyol II
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	486,335	(215,926)	1,358,675
Latam Parque Logistico San José - Verbena
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	5,242,930	4,682,615	2,177,996
Latam Lagunilla Industrial Park
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	0	0	(111,583)
Parque Logístico Callao
Net earnings (loss) attributable to non-controlling interests
Profit (loss) attributable to non-controlling interests	$ 4,130,112	$ (450,017)	$ (12,465)